Fair Value Measurements, Derivative Instruments and Hedging Activities - Fuel Derivatives Outstanding (Details) bbl in Thousands, $ in Thousands		12 Months Ended
		Nov. 30, 2015 USD ($) bbl $ / bbl	Nov. 30, 2014 USD ($)	Nov. 30, 2013 USD ($)
Derivative [Line Items]
Unrealized (losses) gains on fuel derivatives, net | $		$ (332,000)	$ (268,000)	$ 36,000
Realized losses on fuel derivatives, net | $		(244,000)	(3,000)	0
(Losses) gains on fuel derivatives, net | $		$ (576,000)	$ (271,000)	$ 36,000
Fuel Derivatives 2016 Maturity
Derivative [Line Items]
Barrels | bbl	[1]	8,724
Fuel Derivatives 2016 Maturity June 2012 Transaction Date
Derivative [Line Items]
Barrels | bbl	[1]	3,564
Weighted-Average Floor Price (in dollars per BBL)	[1]	75
Weighted-Average Ceiling Price (in dollars per BBL)	[1]	108
Fuel Derivatives 2016 Maturity February 2013 Transaction Date
Derivative [Line Items]
Barrels | bbl	[1]	2,160
Weighted-Average Floor Price (in dollars per BBL)	[1]	80
Weighted-Average Ceiling Price (in dollars per BBL)	[1]	120
Fuel Derivatives 2016 Maturity April 2013 Transaction Date
Derivative [Line Items]
Barrels | bbl	[1]	3,000
Weighted-Average Floor Price (in dollars per BBL)	[1]	75
Weighted-Average Ceiling Price (in dollars per BBL)	[1]	115
Fuel Derivatives 2017 Maturity
Derivative [Line Items]
Barrels | bbl	[1]	8,124
Fuel Derivatives 2017 Maturity February 2013 Transaction Date
Derivative [Line Items]
Barrels | bbl	[1]	3,276
Weighted-Average Floor Price (in dollars per BBL)	[1]	80
Weighted-Average Ceiling Price (in dollars per BBL)	[1]	115
Fuel Derivatives 2017 Maturity April 2013 Transaction Date
Derivative [Line Items]
Barrels | bbl	[1]	2,028
Weighted-Average Floor Price (in dollars per BBL)	[1]	75
Weighted-Average Ceiling Price (in dollars per BBL)	[1]	110
Fuel Derivatives 2017 Maturity January 2014 Transaction Date
Derivative [Line Items]
Barrels | bbl	[1]	1,800
Weighted-Average Floor Price (in dollars per BBL)	[1]	75
Weighted-Average Ceiling Price (in dollars per BBL)	[1]	114
Fuel Derivatives 2017 Maturity October 2014 Transaction Date
Derivative [Line Items]
Barrels | bbl	[1]	1,020
Weighted-Average Floor Price (in dollars per BBL)	[1]	80
Weighted-Average Ceiling Price (in dollars per BBL)	[1]	113
Fuel Derivatives 2018 Maturity [Domain]
Derivative [Line Items]
Barrels | bbl	[1]	5,700
Fuel Derivatives 2018 Maturity January 2014 Transaction Date
Derivative [Line Items]
Barrels | bbl	[1]	2,700
Weighted-Average Floor Price (in dollars per BBL)	[1]	75
Weighted-Average Ceiling Price (in dollars per BBL)	[1]	110
Fuel Derivatives 2018 Maturity October 2014 Transaction Date
Derivative [Line Items]
Barrels | bbl	[1]	3,000
Weighted-Average Floor Price (in dollars per BBL)	[1]	80
Weighted-Average Ceiling Price (in dollars per BBL)	[1]	114

[1]	Fuel derivatives mature evenly over each month within the above fiscal periods.